Transamerica Global Equity

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Belgium - 0.5%
Umicore SA	8,599	$ 406,106

Canada - 2.7%
Agnico Eagle Mines, Ltd.	16,959	1,348,071
Intact Financial Corp.	9,179	1,002,155

		2,350,226

China - 1.7%
Tencent Holdings, Ltd.	21,700	1,488,580

Denmark - 0.5%
Vestas Wind Systems A/S	3,466	444,289

France - 4.8%
Air Liquide SA	5,343	878,818
Cie de Saint-Gobain (A)	44,147	1,633,220
Schneider Electric SE	11,208	1,285,148
Ubisoft Entertainment SA (A)	4,424	369,503

		4,166,689

Germany - 9.1%
Continental AG	11,617	1,122,188
Deutsche Post AG (A)	50,477	2,048,870
HeidelbergCement AG	26,660	1,479,508
KION Group AG	10,496	802,167
Vonovia SE	36,994	2,391,138

		7,843,871

Hong Kong - 2.0%
China Mobile, Ltd., ADR	50,795	1,730,078

India - 0.9%
ICICI Bank, Ltd., ADR (A)	84,375	792,281

Ireland - 1.3%
Medtronic PLC	11,389	1,098,811

Israel - 0.5%
SolarEdge Technologies, Inc. (A)	2,486	435,299

Italy - 2.9%
Enel SpA	275,068	2,519,768

Japan - 8.2%
Eisai Co., Ltd.	8,500	686,006
Kansai Electric Power Co., Inc.	95,500	908,418
KDDI Corp.	59,100	1,879,229
Kyocera Corp.	21,400	1,191,772
Panasonic Corp.	73,000	632,280
Sony Corp.	22,900	1,779,215

		7,076,920

Republic of Korea - 2.5%
LG Corp.	3,976	246,899
Samsung Electronics Co., Ltd.	39,128	1,912,335

		2,159,234

Singapore - 0.9%
CapitaLand Mall Trust, REIT	577,200	797,761

Sweden - 3.9%
Svenska Handelsbanken AB, A Shares (A)	102,180	963,605

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Swedbank AB, A Shares (A)	78,466	$ 1,274,151
Tele2 AB, B Shares	79,579	1,129,010

		3,366,766

Switzerland - 2.7%
Novartis AG, ADR	15,153	1,244,667
TE Connectivity, Ltd.	11,771	1,048,443

		2,293,110

United Kingdom - 5.3%
GlaxoSmithKline PLC, ADR	33,738	1,360,316
Lloyds Banking Group PLC	3,088,632	1,052,329
Willis Towers Watson PLC	10,444	2,193,345

		4,605,990

United States - 47.9%
Aflac, Inc.	48,504	1,725,287
Alnylam Pharmaceuticals, Inc. (A)	5,347	779,379
Alphabet, Inc., Class C (A)	1,260	1,868,530
Amazon.com, Inc. (A)	793	2,509,591
American Campus Communities, Inc., REIT	17,072	608,446
American Water Works Co., Inc.	4,814	708,958
Apple, Inc.	8,194	3,482,778
Applied Materials, Inc.	16,113	1,036,549
Becton Dickinson & Co.	5,216	1,467,469
BioMarin Pharmaceutical, Inc. (A)	6,925	829,684
Carrier Global Corp.	34,913	951,030
Cerner Corp.	19,473	1,352,400
Cognex Corp.	7,924	529,878
Crown Holdings, Inc. (A)	15,343	1,098,252
Deere & Co.	7,854	1,384,739
Discover Financial Services	22,902	1,132,046
Facebook, Inc., Class A (A)	10,071	2,554,711
Fidelity National Information Services, Inc.	4,746	694,387
First Solar, Inc. (A)	7,083	421,793
Illumina, Inc. (A)	1,710	653,494
Ionis Pharmaceuticals, Inc. (A)	10,100	581,356
Keysight Technologies, Inc. (A)	3,864	385,975
Kohl’s Corp.	25,529	486,072
Lyft, Inc., Class A (A) (B)	12,553	366,924
Microsoft Corp.	20,684	4,240,427
Neurocrine Biosciences, Inc. (A)	4,619	555,943
Progressive Corp.	32,528	2,938,580
Regeneron Pharmaceuticals, Inc. (A)	1,405	888,058
Reinsurance Group of America, Inc.	7,660	653,015
Verizon Communications, Inc.	46,432	2,668,911
Visa, Inc., Class A	7,093	1,350,507
Walt Disney Co.	5,443	636,504

		41,541,673

Total Common Stocks (Cost $68,722,085)		85,117,452

EXCHANGE-TRADED FUNDS - 0.8%
United States - 0.8%
iShares Core MSCI EAFE ETF	5,820	339,655
Vanguard S&P 500 ETF	1,162	348,716

Total Exchange-Traded Funds (Cost $675,610)		688,371

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.6%

Fixed Income Clearing Corp., 0.00% (C), dated 07/31/2020, to be repurchased at $556,481 on 08/03/2020. Collateralized by a U.S. Government Obligation, 1.38%, due 06/30/2023, and with a value of $567,688.

$ 556,481	$ 556,481

Total Repurchase Agreement (Cost $556,481)	556,481

Total Investments (Cost $69,954,176)	86,362,304
Net Other Assets (Liabilities) - 0.3%	302,546

Net Assets - 100.0%	$ 86,664,850

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Insurance	9.8%	$8,512,382
Interactive Media & Services	6.8	5,911,821
Technology Hardware, Storage & Peripherals	6.2	5,395,113
Wireless Telecommunication Services	5.5	4,738,317
Software	4.9	4,240,427
Banks	4.7	4,082,366
Biotechnology	4.2	3,634,420
Electric Utilities	4.0	3,428,186
Pharmaceuticals	3.8	3,290,989
Electronic Equipment, Instruments & Components	3.6	3,156,068
Diversified Telecommunication Services	3.1	2,668,911
Building Products	3.0	2,584,250
Health Care Equipment & Supplies	3.0	2,566,280
Internet & Direct Marketing Retail	2.9	2,509,591
Household Durables	2.8	2,411,495
Real Estate Management & Development	2.8	2,391,138
Machinery	2.5	2,186,906
Air Freight & Logistics	2.4	2,048,870
IT Services	2.4	2,044,894
Semiconductors & Semiconductor Equipment	2.2	1,893,641
Electrical Equipment	2.0	1,729,437
Construction Materials	1.7	1,479,508
Equity Real Estate Investment Trusts	1.6	1,406,207
Health Care Technology	1.6	1,352,400
Metals & Mining	1.6	1,348,071
Chemicals	1.5	1,284,924
Consumer Finance	1.3	1,132,046
Auto Components	1.3	1,122,188
Containers & Packaging	1.3	1,098,252
Entertainment	1.2	1,006,007
Water Utilities	0.8	708,958
Life Sciences Tools & Services	0.8	653,494
Multiline Retail	0.6	486,072
Road & Rail	0.4	366,924
U.S. Equity Funds	0.4	348,716
International Equity Funds	0.4	339,655
Industrial Conglomerates	0.3	246,899

Investments	99.4	85,805,823
Short-Term Investments	0.6	556,481

Total Investments	100.0%	$86,362,304

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$53,795,139	$31,322,313	$—	$85,117,452
Exchange-Traded Funds	688,371	—	—	688,371
Repurchase Agreement	—	556,481	—	556,481

Total Investments	$54,483,510	$31,878,794	$—	$86,362,304

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $363,241, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $372,810. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at July 31, 2020.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Global Equity

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 4